Income taxes - Narrative (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	$ 46,564,000	$ 49,742,000
Cash and cash equivalents	1,461,145,000	1,568,291,000
Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	195,358,000	279,918,000
Deferred tax asset is recognised from loss	180,647,000	187,865,000
Unrecognized losses	0	7,314,000
Non-operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	470,177,000	424,736,000
Net deferred tax asset	4,616,000	6,336,000
Deferred tax asset is recognised from loss	17,869,000	24,806,000
Unrecognized losses	452,308,000	399,930,000
Expiring at various dates up to 2043 | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	39,077,000	104,113,000
No expiry dates | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	156,281,000	175,805,000
Unrecognized losses	14,711,000	84,739,000
Foreign countries | Total for all subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Cash and cash equivalents	1,315,252,000	1,365,975,000
Undistributed earnings from foreign subsidiaries for which deferred tax liabilities have not been recorded	$ 9,308,421,000	$ 8,262,337,000